Segmented information (Geographical segment) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 3,481,933	$ 3,135,772
Non-current assets	6,348,365	6,544,793
Canada [member]
Disclosure of geographical areas [line items]
Revenue	3,034,652	2,495,748
Non-current assets	2,884,969	2,859,401
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets	394,276	383,338
United States [Member]
Disclosure of geographical areas [line items]
Revenue	424,123	640,024
Non-current assets	2,753,805	3,015,292
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets	315,314	286,759
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets	1	3
Switzerland [Member]
Disclosure of geographical areas [line items]
Revenue	$ 23,158	$ 0